Provision for Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Provision for Income Taxes [Abstract]
Schedule of provision for income taxes, current or deferred
December 31, 2015
Net operating losses	$1,371,196
Valuation allowance	(1,371,196)
$-

Schedule of effective tax rate as a percentage of income before taxes and federal statutory rate
Federal statutory rate	(34.0)%
State income taxes, net of federal	0.0
Valuation allowance	34.0
0.0%

Schedule of deferred tax assets

	As of March 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss before non-deductible items	$(38,244)	$(36,028)
Tax rate	34%	34%
Total deferred tax assets	13,003	12,250
Less: Valuation allowance	(13,003)	(12,250)

Net deferred tax assets	$-	$-